Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2024	May 01, 2024	Mar. 10, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024
Summary of Significant Accounting Policies
Cash equivalents				$ 0		$ 0		$ 0	$ 0
Short-term finance				600,000		$ 600,000				$ 1,100,000
Short-term finance, interest rate										7.49%
Short-term debt, terms						monthly installments through November 2024.
Gross proceeds from convertible promissory notes						$ 1,000,000
Merger-related costs				254,000		1,298,000
Expected percentage of reduction of workforce		67.00%
Restructuring-related charges						1,600,000
Restructuring-related charges unpaid				500,000		500,000
May 2024 Plan
Summary of Significant Accounting Policies
Restructuring-related charges				1,600,000		1,600,000
Additional restructuring-related expenses						0
Severance and other settlement payments				1,300,000		1,300,000
Expected non cash expense relating to vesting of equity awards				300,000		$ 300,000
May 2024 Convertible Notes
Summary of Significant Accounting Policies
Gross proceeds from convertible promissory notes	$ 1,000,000
Payment terms						The May 2024 Notes bear interest at 15% per annum, which may be increased to 17% upon the occurrence of certain events of default as described therein, and the principal and all accrued but unpaid interest is due on the date that is the earlier of (a) ten (10) business days following the Company’s receipt of a U.K. research and development tax credit from HM Revenue and Customs, and (b) November 10, 2024.
Interest rate per annum	15.00%
Default, interest rate percentage	17.00%
Conversion description						Provided, however, at any time or times from the date of the note and until the tenth business day prior to closing of the Merger, the note holders are entitled to convert any portion of the outstanding and unpaid amount, including principal and accrued interest, into Company ADSs at a fixed conversion price equal to $1.59, representing the Nasdaq official closing price of the Company’s ADSs on the issuance date, subject to certain restrictions.
Conversion price	$ 1.59
Registered direct offering
Summary of Significant Accounting Policies
Aggregate ADSs issued (in shares)			372,042
Price per share			$ 24
Series A warrants | American Depositary Shares | Registered direct offering
Summary of Significant Accounting Policies
Aggregate ADSs issued (in shares)						755,000
Price per share						$ 17
Series B warrants | American Depositary Shares | Registered direct offering
Summary of Significant Accounting Policies
Aggregate ADSs issued (in shares)						755,000
Price per share						$ 17
Maximum | May 2024 Convertible Notes
Summary of Significant Accounting Policies
Interest expense				100,000		$ 100,000
Accrued interest				$ 100,000		$ 100,000
Patents [Member]
Summary of Significant Accounting Policies
Finite-Lived intangible assets, remaining amortization period				22 years		22 years		22 years
Amortization of intangible assets				$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000